Offerings - Offering: 1	Jul. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2026 Equity Inducement Plan
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	0.69
Maximum Aggregate Offering Price	$ 3,795,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 524.09
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock that become issuable under the Rani Therapeutics Holdings, Inc. 2026 Equity Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Rani Therapeutics Holdings, Inc.'s Class A common stock, as applicable. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Rani Therapeutics Holdings, Inc.'s Class A common stock as reported on The Nasdaq Global Market on July 9, 2026, rounded up to the nearest cent, which date is within five business days prior to the filing of this Registration Statement.